CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares outstanding	5,825	0
Preferred stock, shares outstanding	5,825	0
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Stock, Shares Authorized		150,000,000
Common Stock, Shares, Issued	39,968,593	35,331,036
Common Stock, Shares, Outstanding	39,968,593	35,331,036